Restricted Cash	9 Months Ended
Sep. 30, 2014
Restricted Cash
Restricted Cash

5. Restricted Cash

        The restricted cash balance was $402.1 million and $464.8 million at September 30, 2014 and December 31, 2013, respectively, and primarily related to our ECA facility agreement entered into in 2004 and our Ex-Im financings. See Note 13—Debt Financing.